OPERATING INCOME - Revenue from contracts with customers (Details) - COP ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Minimum
OPERATING INCOME
Intermediation margin	5.00%
Maximum
OPERATING INCOME
Intermediation margin	10.00%
Operating Segments
Revenue from contracts with customers
Revenue from contracts with customers	$ 7,928,554,000,000	$ 7,126,512,000,000	$ 6,547,948,000,000
Operating Segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	3,259,810,000,000	3,003,163,000,000	2,798,048,000,000
Operating Segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	1,094,679,000,000	1,004,819,000,000	881,292,000,000
Operating Segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	1,136,610,000,000	1,024,053,000,000	950,167,000,000
Operating Segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	1,090,901,000,000	958,371,000,000	924,616,000,000
Operating Segments | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	644,874,000,000	552,287,000,000	443,313,000,000
Operating Segments | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	76,317,000,000	81,651,000,000	82,522,000,000
Operating Segments | Placement of securities
Revenue from contracts with customers
Revenue from contracts with customers	106,652,000,000	80,217,000,000	67,841,000,000
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	42,214,000,000	20,648,000,000	11,140,000,000
Operating Segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	476,497,000,000	401,303,000,000	389,009,000,000
Operating Segments | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers	6,151,871,000,000	5,660,355,000,000	5,252,099,000,000
Operating Segments | Banking Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	2,815,114,000,000	2,657,690,000,000	2,467,174,000,000
Operating Segments | Banking Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	738,887,000,000	694,554,000,000	593,729,000,000
Operating Segments | Banking Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	1,136,610,000,000	1,024,053,000,000	950,167,000,000
Operating Segments | Banking Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	1,090,888,000,000	958,311,000,000	924,280,000,000
Operating Segments | Banking Colombia | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	69,154,000,000	73,302,000,000	72,335,000,000
Operating Segments | Banking Colombia | Others
Revenue from contracts with customers
Revenue from contracts with customers	301,218,000,000	252,445,000,000	244,414,000,000
Operating Segments | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	629,985,000,000	515,734,000,000	479,568,000,000
Operating Segments | Banking El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	339,492,000,000	257,697,000,000	233,049,000,000
Operating Segments | Banking El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	183,023,000,000	166,713,000,000	157,386,000,000
Operating Segments | Banking El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	12,000,000	47,000,000	77,000,000
Operating Segments | Banking El Salvador | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	9,266,000,000	6,515,000,000	6,399,000,000
Operating Segments | Banking El Salvador | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	4,802,000,000	5,789,000,000	5,211,000,000
Operating Segments | Banking El Salvador | Placement of securities
Revenue from contracts with customers
Revenue from contracts with customers	3,709,000,000	2,097,000,000	1,225,000,000
Operating Segments | Banking El Salvador | Others
Revenue from contracts with customers
Revenue from contracts with customers	89,681,000,000	76,876,000,000	76,221,000,000
Operating Segments | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	231,580,000,000	211,778,000,000	223,200,000,000
Operating Segments | Banking Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	103,514,000,000	85,842,000,000	95,833,000,000
Operating Segments | Banking Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	62,462,000,000	65,432,000,000	68,857,000,000
Operating Segments | Banking Guatemala | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	893,000,000	902,000,000	851,000,000
Operating Segments | Banking Guatemala | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	1,761,000,000	1,881,000,000	3,173,000,000
Operating Segments | Banking Guatemala | Others
Revenue from contracts with customers
Revenue from contracts with customers	62,950,000,000	57,721,000,000	54,486,000,000
Operating Segments | International Banking
Revenue from contracts with customers
Revenue from contracts with customers	55,665,000,000	51,901,000,000	47,228,000,000
Operating Segments | International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,690,000,000	1,934,000,000	1,992,000,000
Operating Segments | International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	47,505,000,000	43,540,000,000	37,746,000,000
Operating Segments | International Banking | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	50,000,000	50,000,000	54,000,000
Operating Segments | International Banking | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	600,000,000	679,000,000	1,803,000,000
Operating Segments | International Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	5,820,000,000	5,698,000,000	5,633,000,000
Operating Segments | Leases
Revenue from contracts with customers
Revenue from contracts with customers	4,000,000	292,000,000	0
Operating Segments | Leases | Others
Revenue from contracts with customers
Revenue from contracts with customers	4,000,000	292,000,000
Operating Segments | All other segments
Revenue from contracts with customers
Revenue from contracts with customers	859,449,000,000	686,452,000,000	545,853,000,000
Operating Segments | All other segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	62,802,000,000	34,580,000,000	23,574,000,000
Operating Segments | All other segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	1,000,000	13,000,000	259,000,000
Operating Segments | All other segments | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	634,665,000,000	544,820,000,000	436,009,000,000
Operating Segments | All other segments | Placement of securities
Revenue from contracts with customers
Revenue from contracts with customers	102,943,000,000	78,120,000,000	66,616,000,000
Operating Segments | All other segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	42,214,000,000	20,648,000,000	11,140,000,000
Operating Segments | All other segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	16,824,000,000	8,271,000,000	8,255,000,000
Operating Segments | Banking Panama | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	519,246,000,000	562,326,000,000	532,930,000,000
Operating Segments | Banking Panama | Credit and debit card fees and commercial establishments | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	260,524,000,000	282,610,000,000	272,380,000,000
Operating Segments | Banking Panama | Banking services | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	118,747,000,000	131,958,000,000	110,271,000,000
Operating Segments | Banking Panama | Payment and collections | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	7,611,000,000	15,735,000,000	15,236,000,000
Operating Segments | Banking Panama | Bancassurance | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	64,711,000,000	67,193,000,000	72,705,000,000
Operating Segments | Banking Panama | Fiduciary Activities and Securities | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	7,682,000,000	18,964,000,000	20,233,000,000
Operating Segments | Banking Panama | Acceptances, Guarantees and Standby Letters of Credit | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	27,701,000,000	27,364,000,000	25,159,000,000
Operating Segments | Banking Panama | Placement of securities | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers		1,670,000,000	980,000,000
Operating Segments | Banking Panama | Brokerage | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers		16,473,000,000	15,568,000,000
Operating Segments | Banking Panama | Others | Discontinued operations
Revenue from contracts with customers
Revenue from contracts with customers	$ 32,270,000,000	$ 359,000,000	$ 398,000,000